Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash	$ 2,473,649	$ 3,447,665
Accounts receivable	17,637	60,711
Prepaid expenses	185,412	236,966
Deferred share issuance costs		323,441
Total Current Assets	2,676,698	4,068,783
Non-current
Contract payments	1,200,000	1,200,000
Intangible assets	183,108	175,254
Property and equipment	34,721	23,927
Total Assets	4,094,527	5,467,964
Current
Accounts payable and accrued liabilities	147,205	283,428
Derivative warrant liability	572,000	531,000
Lease obligation	38,785	11,510
Total Liabilities	757,990	825,938
Shareholders' Equity
Share capital	18,493,571	17,056,535
Reserves	6,039,078	5,468,257
Obligation to issue shares	24,746	24,746
Accumulated other comprehensive loss	(52,605)	(52,605)
Accumulated deficit	(21,168,253)	(17,854,907)
Total Shareholders' Equity	3,336,537	4,642,026
Total Liabilities and Shareholders' Equity	$ 4,094,527	$ 5,467,964